Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Note 12
Segment Information
Reportable Segments

We have two reportable segments, Wireless and Wireline, which we operate and manage as strategic business units and organize by products and services, and customer groups, respectively. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Our segments and their principal activities consist of the following:

Segment	Description

Wireless	Wireless’ communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the U.S.

Wireline
Wireline’s voice, data and video communications products and enhanced services include broadband video and data services, corporate networking solutions, security and managed network services and local and long distance voice services. We provide these products and services to consumers in the U.S., as well as to carriers, businesses and government customers both in the U.S. and around the world.

During the first quarter of 2017, Verizon reorganized the customer groups within its Wireline segment. Previously, the customer groups in the Wireline segment consisted of Mass Markets (which included Consumer Retail and Small Business subgroups), Global Enterprise and Global Wholesale. Pursuant to the reorganization, there are now four customer groups within the Wireline segment: Consumer Markets, which includes the customers previously included in Consumer Retail; Enterprise Solutions, which includes the large business customers, including multinational corporations, and federal government customers previously included in Global Enterprise; Partner Solutions, which includes the customers previously included in Global Wholesale; and Business Markets, a new customer group, which includes U.S.-based small business customers previously included in Mass Markets and U.S.-based medium business customers, state and local government customers and educational institutions previously included in Global Enterprise.

Corporate and other includes the results of our Media business, branded Oath, our telematics and other businesses, investments in unconsolidated businesses, unallocated corporate expenses, pension and other employee benefit related costs and lease financing. Corporate and other also includes the historical results of divested businesses and other adjustments and gains and losses that are not allocated in assessing segment performance due to their nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses that are not individually significant are included in all segment results as these items are included in the chief operating decision maker’s assessment of segment performance. We completed our acquisition of Yahoo's operating business on June 13, 2017.

On April 1, 2016, we completed the Access Line Sale. Additionally, on May 1, 2017, we completed the Data Center Sale. See Note 2 for additional information. The results of operations for these divestitures and other insignificant transactions are included within Corporate and other for all periods presented to reflect comparable segment operating results consistent with the information regularly reviewed by our chief operating decision maker.

In addition, Corporate and other includes the results of our telematics businesses for all periods presented, which were reclassified from our Wireline segment effective April 1, 2016. The impact of this reclassification was insignificant to our consolidated financial statements and our segment results of operations.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below includes the effects of special items that management does not consider in assessing segment performance, primarily because of their nature.

We have adjusted prior period consolidated and segment information, where applicable, to conform to the current year presentation.
The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2017	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,972	$—	$62,972
Equipment	18,889	—	18,889
Other	5,270	—	5,270
Consumer Markets	—	12,775	12,775
Enterprise Solutions	—	9,165	9,165
Partner Solutions	—	3,969	3,969
Business Markets	—	3,585	3,585
Other	—	234	234
Intersegment revenues	380	952	1,332
Total operating revenues	87,511	30,680	118,191

Cost of services	7,990	17,922	25,912
Wireless cost of equipment	22,147	—	22,147
Selling, general and administrative expense	18,772	6,274	25,046
Depreciation and amortization expense	9,395	6,104	15,499
Total operating expenses	58,304	30,300	88,604
Operating income	$29,207	$380	$29,587

Assets	$235,873	$75,282	$311,155
Property, plant and equipment, net	43,935	41,351	85,286
Capital expenditures	10,310	5,339	15,649

	(dollars in millions)
2016	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$66,362	$—	$66,362
Equipment	17,511	—	17,511
Other	4,915	—	4,915
Consumer Markets	—	12,751	12,751
Enterprise Solutions	—	9,162	9,162
Partner Solutions	—	3,976	3,976
Business Markets	—	3,356	3,356
Other	—	314	314
Intersegment revenues	398	951	1,349
Total operating revenues	89,186	30,510	119,696

Cost of services	7,988	18,353	26,341
Wireless cost of equipment	22,238	—	22,238
Selling, general and administrative expense	19,924	6,476	26,400
Depreciation and amortization expense	9,183	5,975	15,158
Total operating expenses	59,333	30,804	90,137
Operating income (loss)	$29,853	$(294)	$29,559

Assets	$211,345	$66,679	$278,024
Property, plant and equipment, net	42,898	40,205	83,103
Capital expenditures	11,240	4,504	15,744

	(dollars in millions)
2015	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$70,305	$—	$70,305
Equipment	16,924	—	16,924
Other	4,294	—	4,294
Consumer Markets	—	12,696	12,696
Enterprise Solutions	—	9,376	9,376
Partner Solutions	—	4,228	4,228
Business Markets	—	3,553	3,553
Other	—	330	330
Intersegment revenues	157	967	1,124
Total operating revenues	91,680	31,150	122,830

Cost of services	7,803	18,483	26,286
Wireless cost of equipment	23,119	—	23,119
Selling, general and administrative expense	21,805	7,140	28,945
Depreciation and amortization expense	8,980	6,353	15,333
Total operating expenses	61,707	31,976	93,683
Operating income (loss)	$29,973	$(826)	$29,147

Assets	$185,405	$78,305	$263,710
Property, plant and equipment, net	40,911	41,044	81,955
Capital expenditures	11,725	5,049	16,774

Reconciliation to Consolidated Financial Information

A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Operating Revenues
Total reportable segments	$118,191	$119,696	$122,830
Corporate and other	9,019	5,663	3,738
Reconciling items:
Operating results from divested businesses (Note 2)	368	2,115	6,224
Eliminations	(1,544)	(1,494)	(1,172)
Consolidated operating revenues	$126,034	$125,980	$131,620

Fios revenues are included within our Wireline segment and amounted to approximately $11.7 billion, $11.2 billion, and $10.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Operating Income
Total reportable segments	$29,587	$29,559	$29,147
Corporate and other	(1,409)	(1,721)	(1,720)
Reconciling items:
Severance, pension and benefit (charges) credits (Note 10)	(1,391)	(2,923)	2,256
Net gain on sale of divested businesses (Note 2)	1,774	1,007	—
Acquisition and integration related charges (Note 2)	(884)	—	—
Gain on spectrum license transactions (Note 2)	270	142	254
Operating results from divested businesses	149	995	3,123
Product realignment	(682)	—	—
Consolidated operating income	27,414	27,059	33,060
Equity in losses of unconsolidated businesses	(77)	(98)	(86)
Other income (expense), net	(2,010)	(1,599)	186
Interest expense	(4,733)	(4,376)	(4,920)
Income Before Benefit (Provision) For Income Taxes	$20,594	$20,986	$28,240

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2017	2016
Assets
Total reportable segments	$311,155	$278,024
Corporate and other	239,040	213,787
Eliminations	(293,052)	(247,631)
Total consolidated	$257,143	$244,180

No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2017, 2016 and 2015. International operating revenues and long-lived assets are not significant.